Liabilities arising from securities (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Liabilities Arising From Securities
Real	R$ 141,872,924	R$ 119,826,802
U.S. dollar	18,052,632	19,851,326
Total	R$ 159,925,556	R$ 139,678,128
Real	11.90%	11.40%
U.S. dollar	5.70%	6.10%
Total	8.80%	8.80%